Research and Development Costs	12 Months Ended
Dec. 31, 2016
Research and Development [Abstract]
Research and Development Costs
Research and Development Costs
R&D costs (net of credits and excluding contributions under the NRE Funding Agreements from Participating Customers in the CCIP) increased by EUR 37.7 million, or 3.5 percent, to EUR 1,105.8 million in 2016 from EUR 1,068.1 million in 2015. R&D costs for both 2016 and 2015 were primarily focused on programs supporting EUV, DUV immersion, and Holistic Lithography. In 2016, R&D activities mainly related to:

•	EUV - Further improving productivity, and supporting the design and industrialization of our NXE:3400B system including pellicle development.

•	DUV immersion - Focused on development of our next generation immersion platform, the NXT:2000i, as well as maturing the product introduction in the field of our NXT:1980 system.

•	Holistic Lithography - Further development of YieldStar, process window control and enlargement solutions.
R&D costs (net of credits and excluding contributions under the NRE Funding Agreements from Participating Customers in the CCIP) decreased by EUR 6.0 million, or 0.6 percent, to EUR 1,068.1 million in 2015, from EUR 1,074.1 million in 2014. R&D costs for both 2015 and 2014 were primarily focused on programs supporting EUV, DUV immersion, and Holistic Lithography. In 2015, R&D activities mainly related to:

•	EUV - Further improving availability and productivity, and supporting the design of our NXE:3400B system;

•	DUV immersion - Focused on the final stages of development relating to our NXT:1980 systems, of which we shipped the first systems in 2015, as well as development of future DUV platforms; and

•	Holistic Lithography - Further development of Yieldstar and process window control solutions.
Due to changes in tax regulations in the Netherlands effectuated in 2016, the R&D programs formerly defined as corporate income tax benefits (RDA), are now defined as wage tax benefits and therefore included as a credit in the R&D costs.